RELATED PARTY TRANSACTIONS - Narrative (Details) shares in Millions, $ in Millions		3 Months Ended		12 Months Ended
	Mar. 24, 2025	Dec. 31, 2025	Mar. 31, 2025 shares	Dec. 31, 2025 plane	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024
Angi
Related Party Transaction [Line Items]
Stock split conversion ratio	0.1
Expedia
Related Party Transaction [Line Items]
Security cost, percentage responsible		50.00%
Lease agreement term							5 years
CEO Compensation and Certain Expenses
Related Party Transaction [Line Items]
Related party transaction amount | $					$ 2.4	$ 9.4
Employee Matters Agreement | Affiliated Entity | Angi | Common Stock
Related Party Transaction [Line Items]
Stock issued during period (in shares) | shares			1.2
Corporate Aircraft Purchase Agreement | Expedia
Related Party Transaction [Line Items]
Proportion of ownership interest held each by entity and by related party in aircraft employing flight crew (as a percent)		50.00%		50.00%
Number of aircraft operated | plane				2
Proportion of ownership interest held each by entity and by related party in another entity employing flight crew (as a percent)		50.00%		50.00%
Fixed cost allocation percentage		50.00%		50.00%
Percentage of ownership interest in aircraft by subsidiary		100.00%		100.00%